5. Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

The Company leases various office spaces for banking and operational facilities and equipment under operating lease arrangements.

Total rent expense was approximately $880,000, $949,000 and $785,000 for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, the Company had operating ROU assets of $3.4 million and operating lease liabilities of $3.5 million. The Company maintains operating leases on land and buildings for some of the Bank’s branch facilities and loan production offices. Most leases include one option to renew, with renewal terms extending up to 15 years. The exercise of renewal options is based on the judgment of management as to whether or not the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of renewal rates compared to market rates, and the presence of factors that would cause a significant economic penalty to the Company if the option is not exercised. As allowed by the standard, leases with a term of 12 months or less are not recorded on the balance sheet and instead are recognized in lease expense on a straight-line basis over the lease term.

The following table presents lease cost and other lease information as of December 31, 2020.

(Dollars in thousands)
December 31, 2020

Operating lease cost $	855

Other information:
Cash paid for amounts included in the measurement of lease liabilities	833
Operating cash flows from operating leases	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	942
Weighted-average remaining lease term - operating leases	6.95
Weighted-average discount rate - operating leases	2.69%

The following table presents lease maturities as of December 31, 2020.

(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2020

2021	$754
2022	588
2023	567
2024	489
2025	433
Thereafter	1,041
Total	3,872
Less: Imputed Interest	(401)
Operating Lease Liability	$3,471